ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 - ORGANIZATION AND BUSINESS

Intelligent Living Application Group Inc. (“ILA”) and its consolidated subsidiaries (collectively referred to as the “Company”) manufacture and sell door locksets. The Company sells its door locksets primarily to customers in the United States of America (“US”) and Canada.

ILA is a holding company incorporated in the Cayman Islands on July 17, 2019, under the Cayman Islands Companies Act as an exempted company with limited liability. ILA has no substantive operations other than holding all of the outstanding share capital of Intelligent Living Application Group Limited (“ILA BVI”). ILA BVI was established under the laws of the British Virgin Islands (“BVI”) on March 19, 2014; and it is a company holding all of the outstanding equity of Kambo Hardware Limited, Kambo Locksets Limited, Bamberg (HK) Limited, Hing Fat Industrial Limited and Dongguan Xingfa Hardware Products Co., Ltd.

On July 15, 2022, the Company closed its initial public offering (“IPO”) of 5,060,000 ordinary shares, par value $0.0001 per share, priced at $4.00 per share. The gross proceeds from the IPO were $20.24 million, before deducting underwriting discounts and other related expenses. The ordinary shares of the Company began trading on the Nasdaq Capital Market on July 13, 2022 under the ticker symbol “ILAG.”

Below is a summary of legal entities controlled by ILA after the reorganization.

	Date of	Place of
Legal Entity	incorporation	incorporation	Principal activities
Intelligent Living Application Group Inc.	July 17, 2019	Cayman Islands	Holding company

Intelligent Living Application Group Limited	March 19, 2014	BVI	Intermediate holding company

Kambo Locksets Limited	March 26, 2014	Hong Kong, PRC	Sale of door locksets to US and Canadian market

Kambo Hardware Limited	February 25, 2015	Hong Kong, PRC	Sale of locksets and related hardware to other markets

Bamberg (HK) Limited	June 24, 2016	Hong Kong, PRC	Sale of self-branded door locksets

Hing Fat Industrial Limited	March 23, 2009	Hong Kong, PRC	Designs door locksets; holding company of Dongguan Xingfa

Dongguan Xingfa Hardware Products Co., Ltd.	August 6, 1993	The People Republic of China (the “PRC”)	Manufactures door locksets